Class Y Prospectus | RS International Growth Fund
RS International Growth Fund
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No sales loads are imposed on Class Y shares.
Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses -		Class Y Prospectus RS International Growth Fund Class Y
Management Fees		0.80%
Distribution (12b-1) Fees
Other Expenses		0.24%
Total Annual Fund Operating Expenses	[1]	1.04%
[1]	An expense limitation with respect to the Fund's Total Annual Fund Operating Expenses is imposed pursuant to a written agreement to limit the Total Annual Fund Operating Expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses) to 1.15% for Class Y shares. This expense limitation will continue through April 30, 2013, and cannot be terminated by RS Investments prior to that date.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	Class Y Prospectus RS International Growth Fund Class Y
1 Year	106
3 Years	331
5 Years	574
10 Years	1,271

Expense Example, No Redemption - (USD $)	Class Y Prospectus RS International Growth Fund Class Y
1 Year	106
3 Years	331
5 Years	574
10 Years	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies

The Fund normally invests at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Fund’s investment team believes it would be appropriate to do so.

The Fund’s investment team uses fundamental research and a bottom-up approach to country and asset allocation, with the objective of making long-term investments in companies it believes can sustain above-average growth rates and that currently trade at prices that do not fully reflect those rates of growth. The investment team looks for companies that it believes have strong competitive positions within attractive industries, high-quality earnings, and a positive approach toward shareholders. Some of the fundamental factors that the team considers when analyzing companies are: earnings growth, cash flow growth, profitability, debt and interest cover, and valuation. To determine how to allocate the Fund’s assets geographically, the Fund’s investment team evaluates economic, market, and political trends worldwide. Among the factors considered are currency exchange rates, the growth potential of economies and securities markets, technological developments, and political and social conditions.

The Fund also may invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Currency Risk

Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

Small Companies Risk

Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Emerging Market Risk

Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.

Investment Style Risk

A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by Baillie Gifford Overseas Limited, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Cash Position Risk

To the extent that the Fund holds assets in cash and cash equivalents and not in the investments previously described, the ability of the Fund to meet its objective may be limited.

Overweighting Risk

Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

Underweighting Risk

If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800-766-3863.
Annual Total Return for Class Y Shares (calendar year-end)
[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.

Best Quarter Second Quarter 2009 23.52% Worst Quarter Fourth Quarter 2008 -23.14%
Average Annual Total Returns (periods ended 12/31/11)
Average Annual Total Returns - Class Y Prospectus RS International Growth Fund	1 Year	5 Years		10 Years		Since Inception		Inception Date
Class Y	(12.90%)	(2.37%)	[1]	4.19%	[1]	5.32%	[1]	Feb. 16, 1993
Class Y Return After Taxes on Distributions	(13.00%)	(2.83%)	[1]	3.90%	[1]	4.53%	[1]	Feb. 16, 1993
Class Y Return After Taxes on Distributions and Sale of Fund Shares	(8.39%)	(2.25%)	[1]	3.48%	[1]	4.36%	[1]	Feb. 16, 1993
Class Y MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	[1]	5.12%	[1]	5.93%	[1],[2]	Jan. 31, 1993
Class Y MSCI EAFE Growth Index (Gross) (reflects no deduction for fees, expenses or taxes)	(11.82%)	(2.81%)	[1]	4.62%	[1]	4.35%	[1],[2]	Jan. 31, 1993
[1]	Returns for the periods through March 10, 2009 reflect performance for the Fund's Class A shares. Class A shares represent an investment in the same portfolio of securities as Class Y shares. Annual returns for Class A and Class Y shares differ to the extent Class Y shares do not have the same expenses as Class A shares.
[2]	Since inception returns for MSCI EAFE Index (Gross) and MSCI EAFE Growth Index (Gross) shown in the table are since January 31, 1993, the month end prior to the inception of Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund commenced investment operations February 16, 1993, with the offering of Class A shares, and subsequently offered Class Y shares on March 9, 2009. Performance shown for Class Y shares reflects the performance of the Fund’s Class A shares for periods through the Class Y shares’ inception on March 10, 2009. Blended class performance has been adjusted to take into account differences in sales load applicable to these share classes (Class A shares charge a sales load and Class Y shares do not charge a sales load), but has not been adjusted to take into account differences in class-specific operating expenses (such as Rule 12b-1 fees; Class A shares pay a 12b-1 fee of 0.25% and Class Y shares do not pay a 12b-1 fee). Because Class Y shares’ operating expenses are lower than Class A shares’ historical operating expenses, historical performance of Class A shares is likely lower than what the performance of Class Y shares would have been during that period.

The MSCI EAFE Growth Index represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities within the MSCI EAFE Index classified by MSCI as most representing the growth style.